ACQUISITIONS - Acquisition Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2018 USD ($) property	Dec. 31, 2018 CAD ($) property
Disclosure of detailed information about business combination
Acquisition deposits		$ 34,288
Contractual commitments related to construction and development projects, the purchase of property in the United States and the leasehold interest in two properties in Canada		457,000
Mississauga, Ontario
Disclosure of detailed information about business combination
Acquisition deposits		$ 7,000
Number of properties | property	2	2
Contractual commitments related to construction and development projects, the purchase of property in the United States and the leasehold interest in two properties in Canada		$ 154,000
Texas
Disclosure of detailed information about business combination
Acquisition deposits	$ 20.0	$ 27,300